Capital Stock - Additional Information (Detail)	12 Months Ended
	Dec. 30, 2012	Sep. 29, 2013	Jan. 01, 2012
Capital Stock [Line Items]
Common stock issued	125,956,729	146,433,944
Options exercised in exchange	189,585
Company repurchases of common stock during the year	24,585
Preferred Stock Shares Authorized	10,000,000	10,000,000	10,000,000
Apollo Funds [Member]
Capital Stock [Line Items]
Common stock Owned percentage	51.20%
Liquidating Trust [Member]
Capital Stock [Line Items]
Common stock Owned percentage	36.30%
Sprouts Farmers Market, Inc. [Member]
Capital Stock [Line Items]
Common stock reserved for issuance	12,100,000
Sunflower Farmers Markets, Inc. [Member]
Capital Stock [Line Items]
Company's shares held in escrow pursuant	62,271
Scenario, Previously Reported [Member]
Capital Stock [Line Items]
Common stock issued	125,956,721		110,000,000